Revenues and NOI for Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues
Total property revenues	$ 119,890	$ 103,860
Management fee income	178	269
Total operating revenues	120,068	104,129
Net Operating Income	72,418	62,273
Discontinued operations NOI included above	0	(1,835)
Depreciation and amortization	(30,350)	(26,755)
Acquisition credit (expense)	(10)	(20)
Property management expense	(4,778)	(4,924)
General and administrative expense	(2,890)	(3,029)
Interest and other non-property income	18	114
Interest expense	(14,112)	(12,792)
Net casualty loss and other settlement proceeds	16	(9)
Gain on debt extinguishment	(61)	20
Amortization of deferred financing costs	(765)	(656)
Income (Loss) from Equity Method Investments	54	(31)
Discontinued operations	0	(9,859)
Net income attributable to noncontrolling interests	(159)	(148)
Net income attributable to MAA	19,559	22,336
Large Market Same Store
Revenues
Real Estate Revenue, Net, Adjusted	57,278	53,932
Net Operating Income	34,580	31,436
Secondary Market Same Store
Revenues
Real Estate Revenue, Net, Adjusted	44,249	42,673
Net Operating Income	26,706	25,057
Non-Same Store and Other
Revenues
Real Estate Revenue, Net, Adjusted	18,363	7,255
Net Operating Income	$ 11,132	$ 5,780